Note 24 - Selected Quarterly Financial Data (Unaudited) - Quarterly Financial Information (Details) - USD ($)	3 Months Ended																12 Months Ended
	Dec. 31, 2016		Sep. 30, 2016		Jun. 30, 2016		Mar. 31, 2016		Dec. 31, 2015		Sep. 30, 2015		Jun. 30, 2015		Mar. 31, 2015		Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Tc99m tilmanocept sales revenue	$ 9,000		$ 18,000		$ 4,000		$ 9,000		$ 6,000		$ 9,000				$ 4,000		$ 39,601		$ 19,075		$ 13,200
Tc99m tilmanocept license revenue			1,296,000		246,000		254,000		250,000		550,000		250,000		83,000		1,795,625		1,133,333		300,000
Grant and other revenue	1,022,000		511,000		917,000		686,000		540,000		477,000		654,000		190,000		3,136,408		1,860,953		1,740,896
Gross profit	975,000		1,821,000		1,166,000		947,000		796,000		1,034,000		904,000		276,000		4,909,374		3,010,135		2,051,470
Operating expenses	4,215,000		2,731,000		3,407,000		4,705,000		4,256,000		5,947,000		4,348,000		6,900,000		15,058,116		21,450,875		24,642,962
Loss from operations	(3,240,000)		(910,000)		(2,241,000)		(3,758,000)		(3,463,000)		(4,912,000)		(3,443,000)		(6,623,000)		(10,148,742)	[1]	(18,440,740)	[1]	(22,591,492)
Loss from continuing operations	(2,118,000)		(1,761,000)		(817,000)		(2,682,000)		(1,946,000)		(6,509,000)		(8,171,000)		(5,983,000)
Discontinued Operation, Income (Loss) from Discontinued Operation During Phase-out Period, Net of Tax	(1,764,000)		1,702,000		(5,865,000)		(1,004,000)		(564,000)		(1,562,000)		(1,520,000)		(1,309,000)		(6,931,137)		(4,518,938)	[2]	(5,367,801)
Net loss attributable to common stockholders	$ (3,882,000)		$ (59,000)		$ (6,681,000)		$ (3,686,000)		$ (2,510,000)		$ (8,071,000)		$ (9,691,000)		$ (7,337,000)		$ (14,308,383)		$ (27,608,680)		$ (35,726,669)
Loss per common share (basic and diluted):
Continuing operations (in dollars per share)	$ (0.01)	[3]	$ (0.01)	[3]	$ 0	[3]	$ (0.02)	[3]	$ (0.02)	[3]	$ (0.04)	[3]	$ (0.05)	[3]	$ (0.04)	[3]	$ (0.05)		$ (0.15)		$ (0.20)
Discontinued operations (in dollars per share)	(0.01)	[3]	0.01	[3]	(0.04)	[3]	0	[3]	0	[3]	(0.01)	[3]	(0.01)	[3]	(0.01)	[3]	(0.04)		(0.03)		(0.04)
Attributable to common stockholders (in dollars per share)	$ (0.02)	[3]	$ 0	[3]	$ (0.04)	[3]	$ (0.02)	[3]	$ (0.02)	[3]	$ (0.05)	[3]	$ (0.06)	[3]	$ (0.05)	[3]	$ (0.09)		$ (0.18)		$ (0.24)
Tc99m tilmanocept sales revenue	$ 9,000		$ 18,000		$ 4,000		$ 9,000		$ 6,000		$ 9,000				$ 4,000		$ 39,601		$ 19,075		$ 13,200
Tc99m tilmanocept license revenue			1,296,000		246,000		254,000		250,000		550,000		250,000		83,000		1,795,625		1,133,333		300,000
Grant and other revenue	1,022,000		511,000		917,000		686,000		540,000		477,000		654,000		190,000		3,136,408		1,860,953		1,740,896
Gross profit	975,000		1,821,000		1,166,000		947,000		796,000		1,034,000		904,000		276,000		4,909,374		3,010,135		2,051,470
Operating expenses	4,215,000		2,731,000		3,407,000		4,705,000		4,256,000		5,947,000		4,348,000		6,900,000		15,058,116		21,450,875		24,642,962
Loss from operations	(3,240,000)		(910,000)		(2,241,000)		(3,758,000)		(3,463,000)		(4,912,000)		(3,443,000)		(6,623,000)		(10,148,742)	[1]	(18,440,740)	[1]	(22,591,492)
Loss from continuing operations	(2,118,000)		(1,761,000)		(817,000)		(2,682,000)		(1,946,000)		(6,509,000)		(8,171,000)		(5,983,000)
Discontinued Operation, Income (Loss) from Discontinued Operation During Phase-out Period, Net of Tax	(1,764,000)		1,702,000		(5,865,000)		(1,004,000)		(564,000)		(1,562,000)		(1,520,000)		(1,309,000)		(6,931,137)		(4,518,938)	[2]	(5,367,801)
Net loss attributable to common stockholders	$ (3,882,000)		$ (59,000)		$ (6,681,000)		$ (3,686,000)		$ (2,510,000)		$ (8,071,000)		$ (9,691,000)		$ (7,337,000)		$ (14,308,383)		$ (27,608,680)		$ (35,726,669)

[1]	Loss from operations does not reflect the allocation of certain selling, general and administrative expenses, excluding depreciation and amortization, to our individual reportable segments.
[2]	Amount not allocated to a reportable segment represents contingent consideration recognized related to 2015 GDS Business revenue royalties pursuant to the 2011 sale of the GDS Business to Devicor, net of tax effect. See Note 1(a).
[3]	Net loss per share is computed independently for each of the quarters presented. Therefore the sum of the quarterly per-share calculations will not necessarily equal the annual per share calculation.